FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2017
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENT
NOTE 4:	FAIR VALUE MEASUREMENT

The Company applies ASC 820, “Fair Value Measurements and Disclosures”. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 – Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 – Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables, and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

The Company measures its Debentures and Warrants at fair value each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial income or expense, as applicable (see Note 5).

The Company uses numerous iteration of option pricing model (Black-Scholes-Merton) to determine the fair value of these Debentures and Warrants.  Significant inputs included an estimate of the fair value of the Company’s Ordinary Shares as of June 30, 2017, the remaining contractual life of the warrants, a risk-free interest rate, and an estimate of the Company’s share expected volatility. The fair value of the Debentures and Warrants classified within Level 3. The fair value of the Debentures and Warrants at June 30, 2017 was $2,357. For the six months period ended June 30, 2017, the Company recognized a net gain of approximately $1,737 from the revaluation of Debentures and Warrants which is recorded under “Financial expenses, net” in the Company’s consolidated statements of comprehensive loss (see Note 7).

The following table present liabilities balances measured at fair value on a recurring basis as of June 30, 2017:

	Fair value measurements
	Level 1	Level 2	Level 3
Liabilities:
Debentures and Warrants	-	-	$2,357

Total Financial liabilities	-	-	$2,357

The following table summarizes the changes in the Company’s liabilities measured at fair value (Level 3), during the six months period ended June 30, 2017:

Total fair value as of January 1, 2017	$3,675
Issuance of PIPE Debentures	1,292
Conversion of Debentures	(873)
Gain from revaluation of Debentures and Warrants	(1,737)
Total fair value as of June 30, 2017	$2,357